United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-23259
(Investment Company Act File Number)

Federated Hermes Adviser Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-08-31

Date of Reporting Period: 2025-08-31

Item 1.	Reports to Stockholders

Federated Hermes Conservative Microshort Fund

Class A Shares | FHCBX

Annual Shareholder Report - August 31, 2025

A Portfolio of Federated Hermes Adviser Series

This annual shareholder report contains important information about the Federated Hermes Conservative Microshort Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$34Footnote Reference1	0.40%
Footnote	Description
Footnote[1]	Based on operations for the period from October 29, 2024 to August 31, 2025. Expenses for the full year would be higher.

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 3-Month US Treasury Bill Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income consistent with capital preservation while maintaining liquidity by investing primarily in a diversified portfolio of investment-grade securities.

Top Contributors to Performance

  Sector and Security Selection both contributed positively to excess returns as asset-backed securities and investment-grade corporate debt securities outperformed U.S. Treasuries during the last fiscal year.

  Duration Management contributed positively to excess returns as the portfolio duration was positioned longer than the Index in a period of declining interest rates over the reporting period.

Top Detractors from Performance

  There were no material detractors from relative Fund performance.

Annual Shareholder Report

Federated Hermes Conservative Microshort Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 2/3/2021 to 8/31/2025

Total Return Based on $10,000 Investment

	Class A Shares	Bloomberg US Aggregate Bond Index	ICE BofA 3-Month US Treasury Bill Index
2/3/2021	$10,000	$10,000	$10,000
8/31/2021	$10,036	$10,029	$10,002
8/31/2022	$10,026	$8,874	$10,039
8/31/2023	$10,499	$8,769	$10,466
8/31/2024	$11,140	$9,408	$11,040
8/31/2025	$11,687	$9,703	$11,535

Average Annual Total Returns

Fund/IndexFootnote Reference1	1 Year	Since Inception 2/3/2021
Class A Shares	4.91%	3.47%
Bloomberg US Aggregate Bond Index	3.14%	(0.66%)
ICE BofA 3-Month US Treasury Bill Index	4.48%	3.17%
Footnote	Description
Footnote[1]	The Fund’s Class A Shares commenced operations on October 29, 2024. For the periods prior to the commencement of operations of the Fund’s Class A Shares, the performance information shown is for the Fund’s Institutional Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$261,908,002
  Number of Investments95
  Portfolio Turnover26%
  Total Advisory Fees Paid$35,475

Annual Shareholder Report

Federated Hermes Conservative Microshort Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Certificates of Deposit	1.0%
Commercial Paper	3.8%
Repurchase Agreements	7.9%
Other Repurchase Agreements	25.0%
Corporate Bonds	27.3%
Asset-Backed Securities	35.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423A481

Q455164-B (10/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Conservative Microshort Fund

Institutional Shares | FHCOX

Annual Shareholder Report - August 31, 2025

A Portfolio of Federated Hermes Adviser Series

This annual shareholder report contains important information about the Federated Hermes Conservative Microshort Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.25%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 3-Month US Treasury Bill Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income consistent with capital preservation while maintaining liquidity by investing primarily in a diversified portfolio of investment-grade securities.

Top Contributors to Performance

  Sector and Security Selection both contributed positively to excess returns as asset-backed securities and investment-grade corporate debt securities outperformed U.S. Treasuries during the last fiscal year.

  Duration Management contributed positively to excess returns as the portfolio duration was positioned longer than the Index in a period of declining interest rates over the reporting period.

Top Detractors from Performance

  There were no material detractors from relative Fund performance.

Annual Shareholder Report

Federated Hermes Conservative Microshort Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 2/3/2021 to 8/31/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index	ICE BofA 3-Month US Treasury Bill Index
2/3/2021	$10,000	$10,000	$10,000
8/31/2021	$10,036	$10,029	$10,002
8/31/2022	$10,026	$8,874	$10,039
8/31/2023	$10,499	$8,769	$10,466
8/31/2024	$11,140	$9,408	$11,040
8/31/2025	$11,702	$9,703	$11,535

Average Annual Total Returns

Fund/Index	1 Year	Since Inception 2/3/2021
Institutional Shares	5.04%	3.49%
Bloomberg US Aggregate Bond Index	3.14%	(0.66%)
ICE BofA 3-Month US Treasury Bill Index	4.48%	3.17%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$261,908,002
  Number of Investments95
  Portfolio Turnover26%
  Total Advisory Fees Paid$35,475

Annual Shareholder Report

Federated Hermes Conservative Microshort Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Certificates of Deposit	1.0%
Commercial Paper	3.8%
Repurchase Agreements	7.9%
Other Repurchase Agreements	25.0%
Corporate Bonds	27.3%
Asset-Backed Securities	35.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423A473

Q455164-A (10/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Conservative Municipal Microshort Fund

Class A Shares | FHMAX

Annual Shareholder Report - August 31, 2025

A Portfolio of Federated Hermes Adviser Series

This annual shareholder report contains important information about the Federated Hermes Conservative Municipal Microshort Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$34Footnote Reference1	0.40%
Footnote	Description
Footnote[1]	Based on operations for the period from October 29, 2024 to August 31, 2025. Expenses for the full year would be higher.

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income consistent with preservation of capital with an emphasis on maintaining liquidity on a tax-exempt basis.

Top Contributors to Performance

  Credit allocation contributed positively to relative Fund performance with exposure to A-2-rated primarily variable-rate securities as well as AA-rated and A-rated or equivalent issuer ratings fixed-rate securities, all of which are excluded from the AAA-rated Index.

  Selective yield curve allocations to high quality, longer than Index bond/note maturities of approximately six months to two years (though largely one year) during periods when short-term municipal market yields peaked contributed to relative performance. The 1-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 2.19% to 3.23%. Within this, specific sector contributions were from General Obligation-Local and Industrial Development/Pollution Control Revenue.

Top Detractors from Performance

  A significant allocation to daily and weekly Variable-Rate Demand Notes (“VRDNs”), important components for both liquidity and duration management, were a minor detraction from relative performance. The 7-day SIFMA Index rate, a proxy for weekly VRDNs, which fluctuated over a wide range, averaged 2.84% during the period.

  Duration management was a minor detractor from relative performance. While the Fund ended the fiscal year with a weighted average maturity (WAM) over 90 days, the average WAM was slightly shorter than the duration of the Index, where yields fluctuated over a wide range from 2.34% to 3.39% and ended the period lower by 31 basis points at 2.34% as the Federal Reserve lowered rates by 100 basis points.

Annual Shareholder Report

Federated Hermes Conservative Municipal Microshort Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 2/3/2021 to 8/31/2025

Total Return Based on $10,000 Investment

	Class A Shares	S&P Municipal Bond Index	Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
2/3/2021	$10,000	$10,000	$10,000
8/31/2021	$10,016	$10,106	$10,004
8/31/2022	$10,076	$9,289	$10,072
8/31/2023	$10,397	$9,456	$10,367
8/31/2024	$10,801	$10,047	$10,717
8/31/2025	$11,133	$10,091	$11,032

Average Annual Total Returns

Fund/IndexFootnote Reference1	1 Year	Since Inception 2/3/2021
Class A Shares	3.07%	2.37%
S&P Municipal Bond Index	0.44%	0.20%
Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index	2.94%	2.17%
Footnote	Description
Footnote[1]	The Fund’s Class A Shares commenced operations on October 29, 2024. For the periods prior to the commencement of operations of the Fund’s Class A Shares, the performance information shown is for the Fund’s Institutional Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$468,455,246
  Number of Investments147
  Portfolio Turnover60%
  Total Advisory Fees Paid$239,464

Annual Shareholder Report

Federated Hermes Conservative Municipal Microshort Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Senior Care	0.4%
Dedicated Tax	0.5%
Water & Sewer	0.8%
Higher Education	1.1%
Port	2.6%
Airport	3.4%
Electric & Gas	5.0%
Hospital	10.7%
Multi-Family Housing	13.0%
Industrial Development/Pollution Control	16.7%
General Obligation- Local	27.9%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	23.2%
91-180 Days	9.3%
31-90 Days	11.1%
8-30 Days	1.7%
1-7 Days	54.7%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423A465

Q455161-B (10/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Conservative Municipal Microshort Fund

Institutional Shares | FHMIX

Annual Shareholder Report - August 31, 2025

A Portfolio of Federated Hermes Adviser Series

This annual shareholder report contains important information about the Federated Hermes Conservative Municipal Microshort Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.25%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income consistent with preservation of capital with an emphasis on maintaining liquidity on a tax-exempt basis.

Top Contributors to Performance

  Credit allocation contributed positively to relative Fund performance with exposure to A-2-rated primarily variable-rate securities as well as AA-rated and A-rated or equivalent issuer ratings fixed-rate securities, all of which are excluded from the AAA-rated Index.

  Selective yield curve allocations to high quality, longer than Index bond/note maturities of approximately six months to two years (though largely one year) during periods when short-term municipal market yields peaked contributed to relative performance. The 1-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 2.19% to 3.23%. Within this, specific sector contributions were from General Obligation-Local and Industrial Development/Pollution Control Revenue.

Top Detractors from Performance

  A significant allocation to daily and weekly Variable-Rate Demand Notes (“VRDNs”), important components for both liquidity and duration management, were a minor detraction from relative performance. The 7-day SIFMA Index rate, a proxy for weekly VRDNs, which fluctuated over a wide range, averaged 2.84% during the period.

  Duration management was a minor detractor from relative performance. While the Fund ended the fiscal year with a weighted average maturity (WAM) over 90 days, the average WAM was slightly shorter than the duration of the Index, where yields fluctuated over a wide range from 2.34% to 3.39% and ended the period lower by 31 basis points at 2.34% as the Federal Reserve lowered rates by 100 basis points.

Annual Shareholder Report

Federated Hermes Conservative Municipal Microshort Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 2/3/2021 to 8/31/2025

Total Return Based on $10,000 Investment

	Institutional Shares	S&P Municipal Bond Index	Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
2/3/2021	$10,000	$10,000	$10,000
8/31/2021	$10,016	$10,106	$10,004
8/31/2022	$10,076	$9,289	$10,072
8/31/2023	$10,397	$9,456	$10,367
8/31/2024	$10,801	$10,047	$10,717
8/31/2025	$11,147	$10,091	$11,032

Average Annual Total Returns

Fund/Index	1 Year	Since Inception 2/3/2021
Institutional Shares	3.20%	2.40%
S&P Municipal Bond Index	0.44%	0.20%
Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index	2.94%	2.17%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$468,455,246
  Number of Investments147
  Portfolio Turnover60%
  Total Advisory Fees Paid$239,464

Annual Shareholder Report

Federated Hermes Conservative Municipal Microshort Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Senior Care	0.4%
Dedicated Tax	0.5%
Water & Sewer	0.8%
Higher Education	1.1%
Port	2.6%
Airport	3.4%
Electric & Gas	5.0%
Hospital	10.7%
Multi-Family Housing	13.0%
Industrial Development/Pollution Control	16.7%
General Obligation- Local	27.9%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	23.2%
91-180 Days	9.3%
31-90 Days	11.1%
8-30 Days	1.7%
1-7 Days	54.7%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423A457

Q455161-A (10/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $416,532

Fiscal year ended 2024 - $436,773

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $34,531 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $185,431

Fiscal year ended 2023 - $213,727

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
August 31, 2025

Share Class | Ticker	A | FHCBX	Institutional | FHCOX

Federated Hermes Conservative Microshort Fund

A Portfolio of Federated Hermes Adviser Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2025
Principal Amount			Value
		ASSET-BACKED SECURITIES—35.3%
		Auto Receivables—26.4%
$ 1,130,001		Ally Bank Auto Credit-Linked Notes 2024-A, Class B, 5.827%, 5/17/2032	$ 1,144,144
2,250,000		Ally Bank Auto Credit-Linked Notes 2025-A, Class D, 4.991%, 6/15/2033	2,255,416
40,756		AmeriCredit Automobile Receivables Trust 2023-2, Class A2A, 6.190%, 4/19/2027	40,794
2,005,772		ARI Fleet Lease Trust 2024-B, Class A2, 5.540%, 4/15/2033	2,021,832
1,000,000		Bank of America Auto Trust 2025-1A, Class A3, 4.350%, 11/20/2029	1,006,734
608,113		BMW Vehicle Lease Trust 2024-2, Class A2A, 4.290%, 1/25/2027	608,431
942,109		Chase Auto Credit Linked Notes 2025-1, Class C, 4.851%, 2/25/2033	946,971
1,160,031		Enterprise Fleet Financing LLC 2024-2, Class A2, 5.740%, 12/20/2026	1,165,855
1,208,562		Enterprise Fleet Financing LLC 2024-3, Class A2, 5.310%, 4/20/2027	1,215,179
1,900,404		Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	1,904,428
3,000,000		Enterprise Fleet Financing LLC 2025-2, Class A2, 4.510%, 2/22/2028	3,011,362
1,090,000		Enterprise Fleet Financing LLC 2025-3, Class A2, 4.500%, 4/20/2028	1,093,281
1,345,000		Ford Credit Auto Lease Trust 2025-A, Class A4, 4.780%, 2/15/2029	1,356,268
2,450,000	[1]	Ford Credit Floorplan Master Owner Trust 2024-3, Class A2, 5.112% (30-DAY AVERAGE SOFR +0.770%), 9/15/2029	2,453,794
3,000,000	[1]	General Motors 2024-1A, Class A2, 5.092% (30-DAY AVERAGE SOFR +0.750%), 3/15/2029	3,011,424
2,000,000		GM Financial Automobile Leasing Trust 2025-2, Class C, 5.040%, 10/22/2029	2,017,580
2,000,000		GM Financial Consumer Automobile Receivables Trust 2025-3, Class A3, 4.180%, 8/16/2030	2,011,440
2,460,000		Hyundai Auto Lease Securitization Trust 2024-A, Class B, 5.560%, 8/15/2028	2,494,431
1,460,000		Hyundai Auto Lease Securitization Trust 2025-A, Class B, 5.150%, 6/15/2029	1,478,726
1,250,000		Hyundai Auto Lease Securitization Trust 2025-B, Class B, 4.940%, 8/15/2029	1,264,160
786,907		LAD Auto Receivables Trust 2024-3A, Class A2, 4.640%, 11/15/2027	787,012
2,825,000		Navistar Financial Dealer Note Master Trust 2024-1, Class A, 5.590%, 4/25/2029	2,846,495
3,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-1A, Class A1, 5.242% (30-DAY AVERAGE SOFR +0.900%), 3/15/2029	3,016,631
2,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-2A, Class A1, 5.222% (30-DAY AVERAGE SOFR +0.880%), 9/15/2029	2,011,314
3,000,000	[1]	Nissan Master Owner Trust Receivables 2024-A, Class A, 5.012% (30-DAY AVERAGE SOFR +0.670%), 2/15/2028	3,007,036
1,250,000		Porsche Innovative Lease Owner Trust 2024-1A, Class A3, 4.670%, 11/22/2027	1,255,282
468,638		Porsche Innovative Lease Owner Trust 2024-2A, Class A2A, 4.470%, 12/21/2026	468,928
1,925,000		Santander Drive Auto Receivables Trust 2024-4, Class A3, 4.850%, 1/16/2029	1,930,089
2,610,000		Santander Drive Auto Receivables Trust 2025-1, Class B, 4.880%, 3/17/2031	2,630,447
1,250,000		SBNA Auto Lease Trust 2024-B, Class A4, 5.550%, 12/20/2028	1,269,434
1,000,000		SBNA Auto Receivables Trust 2025-SF1, Class D, 5.340%, 9/15/2031	1,009,017
1,479,618		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	1,485,912
2,626,321		Securitized Term Auto Receivables Trust 2025-A, Class D, 6.746%, 7/25/2031	2,660,181
1,340,409		Securitized Term Auto Receivables Trust 2025-B, Class C, 5.121%, 12/29/2032	1,346,317
1,340,409		Securitized Term Auto Receivables Trust 2025-B, Class D, 5.488%, 12/29/2032	1,346,281
1,805,560		Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class A2, 4.630%, 7/20/2027	1,810,790
2,509,445		The Huntington National Bank 2025-1, Class B, 4.957%, 3/21/2033	2,526,893
2,250,000		Toyota Lease Owner Trust 2025-A, Class A4, 4.810%, 6/20/2029	2,266,388
3,000,000	[1]	Wheels Fleet Lease Funding LLC 2025-1A, Class A2, 4.986% (CME Term SOFR 1 Month +0.670%), 1/18/2040	2,999,439
		TOTAL	69,176,136
		Credit Card—0.6%
1,500,000		Evergreen Credit Card Trust 2024-CRT4, Class C, 5.640%, 10/15/2028	1,508,004
		Equipment Lease—5.1%
1,750,000		Daimler Trucks Retail Trust 2024-1, Class A3, 5.490%, 12/15/2027	1,766,251
249,024		Dell Equipment Finance Trust 2024-1, Class A2, 5.580%, 3/22/2030	249,362
399		DLLAA LLC 2023-1A, Class A2, 5.930%, 7/20/2026	399
588,591		DLLAD LLC 2024-1A, Class A2, 5.500%, 8/20/2027	591,729
1,987,092		DLLMT LLC 2024-1A, Class A2, 5.080%, 2/22/2027	1,992,246
Annual Financial Statements and Additional Information
1

Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 769,914		Great America Leasing Receivables 2024-2, Class A2, 5.280%, 3/15/2027	$ 773,801
2,530,000		HPEFS Equipment Trust 2024-2A, Class B, 5.350%, 10/20/2031	2,564,030
500,000		HPEFS Equipment Trust 2024-2A, Class C, 5.520%, 10/20/2031	508,933
1,000,000		HPEFS Equipment Trust 2025-1A, Class B, 4.510%, 9/20/2032	1,006,751
15,936		Kubota Credit Owner Trust 2023-2A, Class A2, 5.610%, 7/15/2026	15,944
2,500,000		M&T Equipment Notes 2025-1A, Class A2, 4.700%, 12/16/2027	2,510,746
483,877		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	484,820
960,634		MMAF Equipment Finance LLC 2025-A, Class A2, 4.640%, 10/13/2028	964,808
		TOTAL	13,429,820
		Other—3.2%
3,000,000	[1]	PFS Financing Corp. 2024-E, Class A, 5.192% (30-DAY AVERAGE SOFR +0.850%), 7/15/2028	3,014,475
2,500,000	[1]	PFS Financing Corp. 2025-C, Class A, 5.292% (30-DAY AVERAGE SOFR +0.950%), 4/16/2029	2,506,238
2,000,000		PFS Financing Corp. 2025-E, Class B, 4.610%, 7/16/2029	2,006,218
800,000		Verizon Master Trust 2025-3, Class C, 4.900%, 3/20/2030	808,986
		TOTAL	8,335,917
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $91,924,886)	92,449,877
		CORPORATE BONDS—27.3%
		Banking—10.3%
2,000,000	[1]	Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, 144A, 4.830% (SOFR +0.470%), 12/16/2026	2,003,717
2,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.082% (SOFR +0.720%), 1/13/2028	2,002,024
2,310,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 5.073% (SOFR +0.708%), 8/6/2026	2,317,035
1,175,000	[1]	Fifth Third Bank, N.A., Sr. Unsecd. Note, 5.176% (SOFR +0.810%), 1/28/2028	1,174,934
3,000,000	[1]	Goldman Sachs Bank USA, Sr. Unsecd. Note, 5.114% (SOFR +0.750%), 5/21/2027	3,008,285
3,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, 5.047% (SOFR +0.685%), 10/15/2027	3,009,274
3,000,000	[1]	PNC Bank, N.A., Sr. Unsecd. Note, 4.862% (SOFR +0.500%), 1/15/2027	3,001,957
570,000	[1]	State Street Corp., Sr. Unsecd. Note, 5.315% (SOFR +0.950%), 4/24/2028	573,861
2,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, 4.981% (SOFR +0.620%), 12/17/2026	2,006,710
3,000,000	[1]	Truist Bank, Sr. Unsecd. Note, 5.110% (SOFR +0.770%), 7/24/2028	3,001,757
3,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, 5.250% (SOFR +0.910%), 5/15/2028	3,018,519
1,955,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 5.145% (SOFR +0.780%), 1/24/2028	1,962,137
		TOTAL	27,080,210
		Electric Power—1.5%
3,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.685%, 9/1/2027	3,029,573
965,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.166% (SOFR +0.800%), 2/4/2028	971,628
		TOTAL	4,001,201
		Finance - Automotive—9.0%
2,905,000		American Honda Finance Corp., Sr. Unsecd. Note, 4.550%, 7/9/2027	2,927,330
2,500,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.202% (SOFR +0.840%), 1/13/2028	2,497,110
3,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.816% (SOFR +1.450%), 11/5/2026	2,995,728
3,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.412% (SOFR +1.050%), 7/15/2027	2,999,842
2,500,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.686% (SOFR +1.320%), 11/3/2025	2,504,240
2,070,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.215% (SOFR +0.850%), 11/15/2027	2,075,983
1,500,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.410% (SOFR +2.050%), 9/13/2027	1,488,589
3,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 5.013% (SOFR +0.650%), 3/19/2027	3,008,204
3,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 5.193% (SOFR +0.830%), 3/20/2026	3,004,714
		TOTAL	23,501,740
		Health Care—0.6%
1,615,000	[1]	HCA, Inc., Sr. Unsecd. Note, 5.233% (SOFR +0.870%), 3/1/2028	1,627,050
		Insurance—3.5%
3,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.350%, 6/24/2026	3,026,951
Annual Financial Statements and Additional Information
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Insurance—continued
$ 885,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 5.065% (SOFR +0.700%), 11/8/2027	$ 888,963
2,310,000	[1]	Metropolitan Life Global Funding I, Sec. Fac. Bond, 144A, 5.058% (SOFR +0.700%), 6/11/2027	2,316,517
3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 5.246% (SOFR +0.880%), 4/25/2028	3,025,898
		TOTAL	9,258,329
		Mining—1.2%
3,000,000	[1]	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.110% (SOFR - SOFR Compounded +0.750%), 10/1/2026	3,007,515
		Software—1.2%
3,000,000		Synopsys, Inc., Sr. Unsecd. Note, 4.550%, 4/1/2027	3,019,102
		TOTAL CORPORATE BONDS (IDENTIFIED COST $71,266,043)	71,495,147
	[2]	COMMERCIAL PAPER—3.8%
		Utility - Natural Gas—3.8%
10,000,000		Energy Transfer LP, 4.552%, 9/2/2025 (IDENTIFIED COST $9,998,736)	9,994,998
		CERTIFICATES OF DEPOSIT—1.0%
		Banking—1.0%
2,500,000		Sumitomo Mitsui Trust Bank Ltd., 4.450%, 9/19/2025 (IDENTIFIED COST $2,500,000)	2,500,162
		OTHER REPURCHASE AGREEMENTS—25.0%
13,099,000		BNP Paribas S.A., 4.41%, dated 8/29/2025, interest in a $2,250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $2,251,102,500 on 9/2/2025, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt securities with a market value of $2,296,124,550 have been received as collateral and held with BNY Mellon as tri-party agent.	13,099,000
13,099,000		ING Financial Markets LLC, 4.40%, dated 8/29/2025, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,097,778 on 9/2/2025, in which corporate bonds and medium-term notes with a market value of $204,099,919 have been received as collateral and held with BNY Mellon as tri-party agent.	13,099,000
13,099,000		MUFG Securities Americas, Inc., 4.48%, dated 8/29/2025, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,149,333 on 9/2/2025, in which American depositary receipts, common stocks, exchange-traded funds and mutual funds with a market value of $306,152,523 have been received as collateral and held with BNY Mellon as tri-party agent.	13,099,000
13,099,000		Societe Generale, Paris, 4.46%, dated 8/29/2025, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,297,333 on 9/2/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $612,303,526 have been received as collateral and held with BNY Mellon as tri-party agent.	13,099,000
13,099,000		Standard Chartered Bank, 4.37%, dated 8/29/2025, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,072,833 on 9/2/2025, in which U.S. Government Agency and U.S. Treasury securities with a market value of $153,074,384 have been received as collateral and held with BNY Mellon as tri-party agent.	13,099,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $65,495,000)	65,495,000
		REPURCHASE AGREEMENT—7.9%
20,799,000		Interest in $1,100,000,000 joint repurchase agreement 4.34%, dated 8/29/2025 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,100,530,444 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2054 and the market value of those underlying securities was $1,122,541,105. (IDENTIFIED COST $20,799,000)	20,799,000
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $261,983,665)[3]	262,734,184
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(826,182)
		NET ASSETS—100%	$261,908,002

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	The cost of investments for federal tax purposes amounts to $261,983,665.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Annual Financial Statements and Additional Information
3

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2025, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
MTN	—Medium Term Note
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout the Period)
Period Ended 8/31/2025[1]
Net Asset Value, Beginning of Period	$10.01
Income From Investment Operations:
Net investment income (loss)[2]	0.38
Net realized and unrealized gain (loss)	0.02
Total From Investment Operations	0.40
Less Distributions:
Distributions from net investment income	(0.39)
Distributions from net realized gain	(0.00)[3]
Total Distributions	(0.39)
Net Asset Value, End of Period	$10.02
Total Return[4]	4.02%
Ratios to Average Net Assets:
Net expenses[5]	0.40%[6]
Net investment income	4.51%[6]
Expense waiver/reimbursement[7]	0.24%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,827
Portfolio turnover[8]	26%[9]

1	Reflects operations for the period from October 29, 2024 (commencement of operations) to August 31, 2025.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2025.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended August 31,				Period Ended 8/31/2021[1]
	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$10.01	$9.98	$9.94	$10.02	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.48	0.56	0.43	0.07	0.01
Net realized and unrealized gain (loss)	0.01	0.03	0.03	(0.08)	0.03
Total From Investment Operations	0.49	0.59	0.46	(0.01)	0.04
Less Distributions:
Distributions from net investment income	(0.48)	(0.56)	(0.42)	(0.07)	(0.02)
Distributions from net realized gain	(0.00)[3]	—	—	—	—
Total Distributions	(0.48)	(0.56)	(0.42)	(0.07)	(0.02)
Net Asset Value, End of Period	$10.02	$10.01	$9.98	$9.94	$10.02
Total Return[4]	5.04%	6.11%	4.72%	(0.10)%	0.36%
Ratios to Average Net Assets:
Net expenses[5]	0.25%	0.17%	0.07%	0.05%	0.04%[6]
Net investment income	4.80%	5.62%	4.30%	0.73%	0.23%[6]
Expense waiver/reimbursement[7]	0.23%	0.36%	0.50%	0.55%	1.15%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$256,081	$148,404	$90,541	$61,280	$71,621
Portfolio turnover[8]	26%	78%	34%	37%	26%

1	Reflects operations for the period from February 3, 2021 (commencement of operations) to August 31, 2021.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Statement of Assets and Liabilities
August 31, 2025

Assets:
Investment in repurchase agreements and other repurchase agreements	$86,294,000
Investment in securities	176,440,184
Investment in securities, at value (identified cost $261,983,665)	262,734,184
Income receivable	752,428
Receivable for shares sold	904,240
Total Assets	264,390,852
Liabilities:
Payable for shares redeemed	2,357,439
Payable to bank	1,961
Income distribution payable	4,401
Payable for investment adviser fee (Note 5)	392
Payable for administrative fee (Note 5)	1,667
Payable for distribution services fee (Note 5)	508
Accrued expenses (Note 5)	116,482
Total Liabilities	2,482,850
Net assets for 26,131,530 shares outstanding	$261,908,002
Net Assets Consist of:
Paid-in capital	$261,116,068
Total distributable earnings (loss)	791,934
Net Assets	$261,908,002
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($5,827,435 ÷ 581,515 shares outstanding), no par value, unlimited shares authorized	$10.02
Institutional Shares:
Net asset value per share ($256,080,567 ÷ 25,550,015 shares outstanding), no par value, unlimited shares authorized	$10.02
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Operations
Year Ended August 31, 2025

Investment Income:
Interest	$10,033,530
Expenses:
Investment adviser fee (Note 5)	496,439
Administrative fee (Note 5)	155,351
Custodian fees	28,988
Transfer agent fees	15,781
Directors’/Trustees’ fees (Note 5)	1,615
Auditing fees	32,896
Legal fees	12,649
Portfolio accounting fees	79,154
Distribution services fee (Note 5)	1,971
Share registration costs	86,581
Printing and postage	37,068
Miscellaneous (Note 5)	22,906
TOTAL EXPENSES	971,399
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	(460,964)
Reimbursement of other operating expenses (Note 5)	(2,295)
TOTAL WAIVER and REIMBURSEMENT	(463,259)
Net expenses	508,140
Net investment income	9,525,390
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	6,703
Net change in unrealized appreciation of investments	318,398
Net realized and unrealized gain (loss) on investments	325,101
Change in net assets resulting from operations	$9,850,491
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Changes in Net Assets

Year Ended August 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,525,390	$5,847,511
Net realized gain (loss)	6,703	10,896
Net change in unrealized appreciation/depreciation	318,398	458,164
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,850,491	6,316,571
Distributions to Shareholders:
Class A Shares[1]	(59,100)	—
Institutional Shares	(9,460,606)	(5,846,129)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,519,706)	(5,846,129)
Share Transactions:
Proceeds from sale of shares	294,445,955	169,440,775
Net asset value of shares issued to shareholders in payment of distributions declared	9,459,025	5,424,455
Cost of shares redeemed	(190,731,677)	(117,472,915)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	113,173,303	57,392,315
Change in net assets	113,504,088	57,862,757
Net Assets:
Beginning of period	148,403,914	90,541,157
End of period	$261,908,002	$148,403,914

1	Reflects operations for the period from October 29, 2024 (commencement of operations) to August 31, 2025.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Notes to Financial Statements
August 31, 2025
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Hermes Conservative Microshort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. The investment objective of the Fund is to provide current income consistent with capital preservation while maintaining liquidity.
The Fund’s Class A Shares commenced operations on October 29, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
10

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes, The detail of the total fund expense waiver and reimbursement of $463,259 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended August 31, 2025, the Fund’s Class A Shares did not incur other service fees. The Fund’s Class A Shares will not incur and pay such fees until such time as approved by the Trustees.
Annual Financial Statements and Additional Information
11

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 8/31/2025[1]		Year Ended 8/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	620,318	$6,208,816	—	$—
Shares issued to shareholders in payment of distributions declared	5,710	57,167	—	—
Shares redeemed	(44,513)	(445,138)	—	—
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	581,515	$5,820,845	—	$—
	Year Ended 8/31/2025		Year Ended 8/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,791,227	$288,237,139	16,965,716	$169,440,775
Shares issued to shareholders in payment of distributions declared	938,943	9,401,858	542,912	5,424,455
Shares redeemed	(19,006,036)	(190,286,539)	(11,759,144)	(117,472,915)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,724,134	$107,352,458	5,749,484	$57,392,315
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	11,305,649	$113,173,303	5,749,484	$57,392,315

1	Reflects operations for the period from October 29, 2024 (commencement of operations) to August 31, 2025.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$9,516,462	$5,846,129
Long-term capital gains	$3,244	$—
Annual Financial Statements and Additional Information
12

As of August 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$34,712
Net unrealized appreciation	$750,519
Undistributed long-term capital gains	$6,703
TOTAL	$791,934
At August 31, 2025, the cost of investments for federal tax purposes was $261,983,665. The net unrealized appreciation of investments for federal tax purposes was $750,519. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $773,616 and unrealized depreciation from investments for those securities having an excess of cost over value of $23,097.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended August 31, 2025, the Adviser voluntarily waived $460,964 of its fee and voluntarily reimbursed $2,295 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. The Fund’s Class A Shares will not incur and pay a fee in excess of 0.15% until such time as approved by the Trustees.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class A Shares	$1,971
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended August 31, 2025, FSC did not retain any fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.40% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Annual Financial Statements and Additional Information
13

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2025, were as follows:
Purchases	$109,210,776
Sales	$31,754,092
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of August 31, 2025, the Fund had no outstanding loans. During the year ended August 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2025, there were no outstanding loans. During the year ended August 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended August 31, 2025, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
For the year ended August 31, 2025, the amount of long-term capital gains designated by the Fund was $3,244.
Annual Financial Statements and Additional Information
14

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES CONSERVATIVE MICROSHORT FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Conservative Microshort Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Adviser Series (the “Trust”)), including the portfolio of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from February 3, 2021 (commencement of operations) through August 31, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Adviser Series) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and for the period from February 3, 2021 (commencement of operations) through August 31, 2021, in conformity with U.S. generally accepted accounting principles .
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
October 23, 2025
Annual Financial Statements and Additional Information
15

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Conservative Microshort Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
16

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
17

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for both the one-year and three-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2024, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Financial Statements and Additional Information
18

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Annual Financial Statements and Additional Information
19

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
20

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Conservative Microshort Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A481
CUSIP 31423A473
Q455164 (10/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
August 31, 2025

Share Class | Ticker	A | FHMAX	Institutional | FHMIX

Federated Hermes Conservative Municipal Microshort Fund

A Portfolio of Federated Hermes Adviser Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2025
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—96.5%
		Alabama—1.2%
$ 4,600,000		UAB St. Vincent’s Health System Authority, BAML 3a-7 (Series 2025-BAML5063), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.930%, Optional Tender 2/12/2026	$ 4,600,000
600,000		Walker County, AL Economic and IDA (Alabama Power Co.), (First Series 2023) Daily VRDNs, 3.900%, 9/2/2025	600,000
500,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 3.950%, 9/2/2025	500,000
		TOTAL	5,700,000
		Arizona—0.7%
3,500,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013), 3.850%, Mandatory Tender 11/3/2025	3,500,209
		Arkansas—0.5%
2,150,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 3.050%, 9/3/2025	2,150,000
		California—12.6%
2,000,000		California Municipal Finance Authority (Republic Services, Inc.), (Series 2021A), 3.750%, Mandatory Tender 10/1/2025	1,999,877
5,000,000		California Municipal Finance Authority (Republic Services, Inc.), (Series 2021-B), 3.850%, Mandatory Tender 1/15/2026	5,000,556
2,000,000		California Municipal Finance Authority (Waste Management, Inc.), (Series 2020B), (Waste Management Holdings, Inc. GTD), 3.850%, Mandatory Tender 6/1/2026	2,001,575
8,150,000		California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 12/1/2025	8,152,367
2,500,000		California PCFA (Republic Services, Inc.), (Series 2017 A-2), 3.850%, Mandatory Tender 10/15/2025	2,500,172
3,500,000		California PCFA (Republic Services, Inc.), (Series 2023), 3.800%, Mandatory Tender 2/17/2026	3,499,818
3,200,000		California Statewide Communities Development Authority (Fountain Park), Mizuho 3a-7 (Series 2023-MIZ9122) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.450%, 9/2/2025	3,200,000
6,000,000		California Statewide Communities Development Authority (Kensington Apartments LP), Mizuho 3a-7 (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.940%, 9/4/2025	6,000,000
16,400,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) MuniFund Preferred Shares Weekly VRDPs, 3.180%, 9/2/2025	16,400,000
1,445,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.100%, 9/4/2025	1,445,000
9,000,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3a-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.940%, 9/4/2025	9,000,000
		TOTAL	59,199,365
		Colorado—0.3%
200,000		Colorado State Health Facilities Authority (Children’s Hospital Colorado Obligated Group), (Series 2020A) Daily VRDNs, (TD Bank, N.A. LOC), 3.950%, 9/2/2025	200,000
1,200,000		Denver, CO City & County Department of Aviation, Airport System Senior Revenue Bonds (Series 2022D), 5.000%, 11/15/2025	1,205,526
		TOTAL	1,405,526
		Florida—1.1%
110,000		Hillsborough County, FL IDA (Baycare Health System, Inc.), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 3.900%, 9/2/2025	110,000
5,000,000		Miami-Dade County, FL IDA (Waste Management, Inc.), (Series 2018A), (Waste Management Holdings, Inc. GTD), 4.000%, Mandatory Tender 7/1/2026	5,000,597
235,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Weekly VRDNs, 2.750%, 9/3/2025	235,000
		TOTAL	5,345,597
		Georgia—4.3%
7,350,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 3.950%, 9/2/2025	7,350,000
9,300,000		Bartow County, GA Development Authority (Georgia Power Co.), (First Series 2022) Daily VRDNs, 3.900%, 9/2/2025	9,300,000
3,400,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 1996) Daily VRDNs, 3.960%, 9/2/2025	3,400,000
		TOTAL	20,050,000
		Idaho—1.3%
6,000,000		Idaho Health Facilities Authority (St. Luke’s Health System), (Series 2025D) Daily VRDNs, (TD Bank, N.A. LOC), 3.900%, 9/2/2025	6,000,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—2.0%
$ 2,185,000		Chicago, IL Midway Airport, Senior Lien Airport Revenue Refunding Bonds (Series 2023C), 5.000%, 1/1/2026	$ 2,200,966
4,260,000		Chicago, IL O’Hare International Airport, (Series 2023-XF1457) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.350%, 9/2/2025	4,260,000
2,085,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 2.830%, 9/4/2025	2,085,000
1,000,000		Illinois State Solid Waste Development Authority (Waste Management, Inc.), (Series 2019), 4.250%, Mandatory Tender 11/3/2025	1,000,766
		TOTAL	9,546,732
		Indiana—0.6%
3,000,000		Indiana State Finance Authority (Republic Services, Inc.), (Series 2010A), 3.950%, Mandatory Tender 9/2/2025	3,000,000
		Kentucky—3.4%
8,000,000		Kentucky Economic Development Finance Authority (CommonSpirit Health), (Series 2004 C) Weekly VRDNs, 2.970%, 9/3/2025	8,000,000
5,000,000		Knott County, KY (Kentucky Lithium LLC), MS 3a-7 (Series 2025-MS0035), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 3.030%, Optional Tender 9/25/2025	5,000,000
2,100,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (2007 Series A) Weekly VRDNs, 2.830%, 9/5/2025	2,100,000
400,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series A) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.800%, 9/2/2025	400,000
250,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020B-1) Daily VRDNs, 4.450%, 9/2/2025	250,000
		TOTAL	15,750,000
		Louisiana—0.8%
2,400,000		Louisiana State Gas & Fuels Second Lien, (Series 2023 A-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.900%, 9/2/2025	2,400,000
1,250,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 2.990%, 9/3/2025	1,250,000
270,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 2.970%, 9/3/2025	270,000
		TOTAL	3,920,000
		Michigan—0.1%
300,000		Green Lake Township, MI (Interlochen Center), (Series 2004) Daily VRDNs, (PNC Bank, N.A. LOC), 3.950%, 9/2/2025	300,000
		Missouri—0.1%
505,000		Kansas City, MO IDA (Paige Point Townhomes), MIZUHO 3a-7 (Series 2023-MIZ9154) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.960%, 9/4/2025	505,000
		Multi-State—11.9%
6,005,000		DWS Municipal Income Trust, PUTTERs 3a-7 (Series 5055) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.030%, 9/4/2025	6,005,000
3,221,000		Federal Home Loan Mortgage Corp. (Multifamily Housing Revenue Bond Pass-Through Certificates), Floater Certificates (Series M017-A) Weekly VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Federal Home Loan Mortgage Corp. LIQ), 3.380%, 9/4/2025	3,221,000
15,500,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.350%, 9/2/2025	15,500,000
5,400,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.350%, 9/2/2025	5,400,000
18,400,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 3.180%, 9/2/2025	18,400,000
7,000,000		PIMCO Flexible Municipal Income Fund, PUTTERs (3a-7) (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.350%, 9/2/2025	7,000,000
		TOTAL	55,526,000
		New Hampshire—0.5%
2,215,000		National Finance Authority, NH (University Hospitals Home Care, Inc.), Morgan Stanley 3a-7 (Series 2024-MS0023), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 3.030%, Optional Tender 11/6/2025	2,215,000
		New Jersey—12.6%
5,000,000		Beach Haven, NJ BANs, 5.000%, 4/30/2026	5,065,573
1,385,000		Chatham Township, NJ BANs, 4.250%, 9/26/2025	1,385,553
1,068,250		Chester Borough, NJ BANs, 4.500%, 10/10/2025	1,069,111
1,850,299		Dover, NJ BANs, 3.500%, 1/21/2026	1,851,877
1,551,500		Dunellen, NJ BANs, 3.500%, 4/7/2026	1,554,567
1,508,000		Emerson, NJ BANs, 3.750%, 7/24/2026	1,513,352
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$ 1,842,000		Gloucester City, NJ, (Series A) BANs, 3.750%, 5/13/2026	$ 1,852,699
1,532,600		Hightstown Borough, NJ BANs, 4.000%, 3/23/2026	1,535,682
2,515,269		Leonia, NJ BANs, 3.700%, 2/27/2026	2,517,838
2,000,000		Lindenwold, NJ, (Series A) BANs, 4.000%, 2/20/2026	2,008,692
2,000,000		Millburn Township, NJ BANs, 3.750%, 1/23/2026	2,005,005
2,000,000		Netcong, NJ BANs, 4.100%, 7/2/2026	2,009,040
3,000,000		New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds (Series 2025-2), (United States Treasury GTD), 5.000%, Mandatory Tender 6/2/2026	3,039,080
1,042,117		Oxford Township, NJ BANs, 4.375%, 4/22/2026	1,049,065
2,000,000		Prospect Park, NJ, (Series A) BANs, 3.600%, 1/23/2026	2,003,945
2,518,000		Raritan Township, NJ BANs, 3.750%, 5/1/2026	2,524,914
1,500,000		Ridgefield Park, NJ BANs, 3.800%, 4/2/2026	1,502,719
1,789,000		River Edge, NJ BANs, 3.750%, 6/17/2026	1,795,726
2,686,987		Riverdale Borough, NJ BANs, 4.000%, 3/4/2026	2,690,951
1,570,000		Rochelle Park Township, NJ BANs, 3.750%, 5/6/2026	1,575,242
1,675,712		Rockaway Borough, NJ BANs, 4.000%, 7/16/2026	1,680,865
1,361,125		Roseland, NJ BANs, 3.400%, 6/4/2026	1,362,872
1,778,567		Stillwater Township, NJ BANs, 4.250%, 9/12/2025	1,778,809
3,009,625		Sussex, NJ BANs, 4.000%, 7/17/2026	3,034,946
2,096,795		Washington Borough, NJ BANs, 4.000%, 10/10/2025	2,097,641
3,295,852		West Wildwood, NJ BANs, 4.000%, 2/23/2026	3,303,659
1,853,000		Westfield, NJ BANs, 3.750%, 11/7/2025	1,854,972
1,484,000		Westwood, NJ BANs, 4.250%, 6/25/2026	1,492,749
1,950,000		Winslow Township, NJ, (Series A) BANs, 3.750%, 5/21/2026	1,952,872
		TOTAL	59,110,016
		New York—21.1%
1,500,000		Binghamton, NY BANs, 4.125%, 4/10/2026	1,512,717
2,286,306		Bolivar-Richburg, NY CSD BANs, 3.750%, 6/25/2026	2,297,020
3,314,031		Broome County, NY BANs, 3.750%, 4/24/2026	3,332,140
2,760,980		Crown Point, NY CSD BANs, 3.750%, 7/10/2026	2,773,738
2,700,000		Dutchess County, NY Water & Wastewater Authority BANs, 4.000%, 8/21/2026	2,704,784
1,500,000		Gilbertsville-Mount Upton, NY CSD BANs, 4.000%, 6/26/2026	1,509,963
2,430,000		Hempstead (town), NY IDA (Atria Tanglewood), SPEARs 3a-7 (Series DBE-8137) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.380%, 9/4/2025	2,430,000
2,005,000		Islip, NY IDA (FCD Bayshore LLC), SPEARs 3a-7 (Series DBE-8136) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.380%, 9/4/2025	2,005,000
2,500,000		Long Beach, NY BANs, 4.500%, 5/6/2026	2,523,029
2,650,000		Lowville, NY CSD BANs, 4.000%, 6/26/2026	2,668,876
1,844,000		Morristown, NY CSD BANs, 3.350%, 7/29/2026	1,848,991
3,000,000		Mount Morris, NY CSD BANs, 3.750%, 6/24/2026	3,018,814
1,100,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.950%, 9/2/2025	1,100,000
10,800,000		New York City, NY, (Fiscal 2006 Series I-8) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.900%, 9/2/2025	10,800,000
4,100,000		New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs, (Bank of America N.A. LIQ), 3.900%, 9/2/2025	4,100,000
3,535,000		New York City, NY, (Fiscal 2008 Subseries L-4) Daily VRDNs, (U.S. Bank, N.A. LOC), 3.850%, 9/2/2025	3,535,000
425,000		New York City, NY, (Fiscal 2014 Series I, Subseries I-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.950%, 9/2/2025	425,000
3,800,000		New York City, NY, (Fiscal 2023 Series A-3) Daily VRDNs, (BMO Bank, N.A. LIQ), 3.900%, 9/2/2025	3,800,000
1,950,000		New York State HFA (160 Madison Avenue), (2013 Series A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 3.880%, 9/2/2025	1,950,000
4,990,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.180%, 9/4/2025	4,990,000
13,300,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) MuniFund Preferred Shares Weekly VRDPs, 3.180%, 9/2/2025	13,300,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 2,000,000		Oakfield-Alabama, NY CSD BANs, 3.750%, 7/8/2026	$ 2,011,020
2,500,000		Oxford Academy and CSD, NY, (Series B) BANs, 3.750%, 7/3/2026	2,512,079
2,000,000		Pembroke, NY CSD BANs, 3.750%, 12/12/2025	2,002,920
1,600,000		Remsen, NY CSD BANs, 3.750%, 6/25/2026	1,606,744
1,500,000		Sherrill, NY City School District RANs, 3.750%, 6/18/2026	1,507,545
2,700,000		Warsaw, NY CSD BANs, 3.750%, 6/25/2026	2,716,995
8,825,000		Westchester County, NY IDA (Ardsley Housing Associates LLC), SPEARs 3a-7 (Series DBE-8138) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.380%, 9/4/2025	8,825,000
1,835,000		Westmoreland, NY CSD BANs, 3.500%, 6/26/2026	1,844,126
3,000,000		Yonkers, NY, (Series A) BANs, 4.000%, 12/5/2025	3,003,523
		TOTAL	98,655,024
		North Carolina—3.9%
3,100,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health - The Charlotte Mecklenburg Hospital Authority), (Series 2007B) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.950%, 9/2/2025	3,100,000
1,030,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health - The Charlotte Mecklenburg Hospital Authority), (Series 2007C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.950%, 9/2/2025	1,030,000
5,110,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health - The Charlotte Mecklenburg Hospital Authority), (Series 2007E) Daily VRDNs, (TD Bank, N.A. LOC), 3.900%, 9/2/2025	5,110,000
3,225,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health - The Charlotte Mecklenburg Hospital Authority), (Series 2018H) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.950%, 9/2/2025	3,225,000
2,000,000		Cumberland County, NC Industrial Facilities & PCFA (Project Aero), (Series 2024), (United States Treasury COL), 3.750%, Mandatory Tender 11/1/2025	2,000,420
2,200,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 3.050%, 9/3/2025	2,200,000
1,700,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 3.050%, 9/3/2025	1,700,000
		TOTAL	18,365,420
		Ohio—1.4%
1,250,000		Belmont County, OH BANs, 4.500%, 8/11/2026	1,266,591
1,450,000		Logan County, OH BANs, (Ohio State GTD), 4.125%, 8/4/2026	1,464,648
700,000		Lorain, OH BANs, 4.750%, 4/8/2026	706,969
1,200,000		Martins Ferry City, OH BANs, (Ohio State GTD), 4.250%, 12/16/2025	1,203,529
2,000,000		Shaker Heights, OH BANs, 4.375%, 5/6/2026	2,019,363
		TOTAL	6,661,100
		Pennsylvania—2.2%
4,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2019A), 3.875%, Mandatory Tender 8/3/2026	3,999,746
3,300,000		Philadelphia, PA Authority for Industrial Development (Children’s Hospital of Philadelphia), (Series B-1) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.950%, 9/2/2025	3,300,000
2,800,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 3.850%, 9/2/2025	2,800,000
		TOTAL	10,099,746
		Rhode Island—0.9%
4,000,000		Pawtucket, RI, (2024 Series 2) BANs, 4.500%, 10/24/2025	4,005,252
		South Carolina—0.4%
1,700,000		South Carolina Jobs-EDA (BTH Spartanburg I LLC), (Series 2022-XF3074) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.010%, 9/4/2025	1,700,000
		Tennessee—2.4%
1,100,000		Blount County, TN Public Building Authority (Knox County, TN), (Series D-3-A) Daily VRDNs, (Bank of America N.A. LIQ), 3.850%, 9/2/2025	1,100,000
8,465,000		Chattanooga, TN Health, Educational & Housing Facility Board (CommonSpirit Health), (Series 2004 C) Weekly VRDNs, 3.000%, 9/3/2025	8,465,000
1,825,000		Tennessee Housing Development Agency, (Series 2024-3C), 3.500%, Mandatory Tender 10/1/2025	1,825,514
		TOTAL	11,390,514
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—7.2%
$ 5,870,000		Bexar County, TX Housing Finance Corp. (Agape Waterford Portfolio, Inc.), (Series 2024-XF3256) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.010%, 9/4/2025	$ 5,870,000
3,000,000		Capital Area, TX Housing Finance Corp. (1800 Apartments Ltd.), SPEARs 3a-7 (Series DBE-8159A) Daily VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.150%, 9/2/2025	3,000,000
2,500,000		Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2018C), 5.000%, 7/1/2026	2,547,713
1,120,000		Las Varas, TX Public Facility Corp. (Roers San Antonio Apartments Owner I LP), Mizuho 3a-7 (Series 2024-MIZ9158) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.960%, 9/4/2025	1,120,000
1,500,000		Mission, TX Economic Development Corp. (Republic Services, Inc.), 3.850%, Mandatory Tender 11/3/2025	1,500,165
2,700,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 4.050%, 9/2/2025	2,700,000
4,900,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 2.970%, 9/3/2025	4,900,000
12,150,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 2.940%, 9/3/2025	12,150,000
		TOTAL	33,787,878
		Virginia—0.9%
2,180,000		Albemarle County, VA EDA (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 3.900%, 9/2/2025	2,180,000
2,000,000		Virginia Small Business Financing Authority (Pure Salmon Virginia LLC), (Series 2022), (United States Treasury COL), 4.000%, Mandatory Tender 11/20/2025	2,001,361
		TOTAL	4,181,361
		Washington—2.1%
10,000,000		Port of Seattle, WA Revenue, (Series 2008) Weekly VRDNs, (Bank of America N.A. LOC), 3.050%, 9/3/2025	10,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $ 451,831,126)	452,069,740
		MUNICIPAL BONDS—3.5%
		Colorado—0.2%
805,000		Denver, CO City & County Department of Aviation, Airport System Subordinate Revenue Bonds (Series 2018A), 5.000%, 12/1/2026	826,256
		District of Columbia—0.1%
675,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue and Refunding Bonds (Series 2025A), 5.000%, 10/1/2026	690,574
		Illinois—0.9%
4,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2024D), 5.000%, 1/1/2027	4,119,680
		Montana—0.4%
1,825,000		Montana Board of Housing (Aspen Village Housing Partners, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 2.900%, Mandatory Tender 12/1/2026	1,824,401
		New Jersey—0.3%
1,443,267		Stillwater Township, NJ BANs, 5.000%, 9/11/2026	1,453,529
		New York—0.4%
1,000,000		Port Authority of New York and New Jersey, Consolidated Bonds (Series 2018-207), 5.000%, 9/15/2026	1,023,263
1,000,000		Port Authority of New York and New Jersey, Consolidated Bonds (Series 2021-226), 5.000%, 10/15/2026	1,025,131
		TOTAL	2,048,394
		Oklahoma—0.8%
2,000,000		Oklahoma HFA (Lakeshore Pointe, LLC), Collateralized Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 12/1/2026	2,013,949
1,525,000		Oklahoma HFA (Villages at A New Leaf II, LP), Collateralized Revenue Bonds (Series 2025), (United States Treasury GTD), 3.400%, Mandatory Tender 7/1/2027	1,539,091
		TOTAL	3,553,040
Annual Financial Statements and Additional Information

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—0.4%
$ 1,698,000	Pennsylvania HFA (B’nai B’rith House of Reading, LLC), Multifamily Housing Development Bonds (Series 2025B), (United States Treasury GTD), 3.150%, Mandatory Tender 9/1/2027	$ 1,704,246
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $ 16,108,111)	16,220,120
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $467,939,237)[2]	468,289,860
	OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	165,386
	NET ASSETS—100%	$468,455,246
Securities that are subject to the federal alternative minimum tax (AMT) represent 33.8% of the portfolio as calculated based upon total market value (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2025, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CSD	—Central School District
EDA	—Economic Development Authority
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Financing Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SPEARs	—Short Puttable Exempt Adjustable Receipts
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout the Period)
Period Ended 8/31/2025[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.23
Net realized and unrealized gain (loss)	0.03
Total From Investment Operations	0.26
Less Distributions:
Distributions from net investment income	(0.25)
Distributions from net realized gain	(0.00)[3]
Total Distributions	(0.25)
Net Asset Value, End of Period	$10.01
Total Return[4]	2.58%
Ratios to Average Net Assets:
Net expenses[5]	0.40%[6]
Net investment income	2.79%[6]
Expense waiver/reimbursement[7]	0.18%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$113,089
Portfolio turnover[8]	60%[9]

1	Reflects operations for the period from October 29, 2024 (commencement of operations) to August 31, 2025.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2025.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended August 31,				Period Ended 8/31/2021[1]
	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$10.01	$10.00	$10.00	$10.00	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.31	0.37	0.31	0.09	0.02
Net realized and unrealized gain (loss)	0.01	0.01	0.00[3]	(0.03)	(0.00)[3]
Total From Investment Operations	0.32	0.38	0.31	0.06	0.02
Less Distributions:
Distributions from net investment income	(0.32)	(0.37)	(0.31)	(0.06)	(0.02)
Distributions from net realized gain	(0.00)[3]	—	—	—	—
Total Distributions	(0.32)	(0.37)	(0.31)	(0.06)	(0.02)
Net Asset Value, End of Period	$10.01	$10.01	$10.00	$10.00	$10.00
Total Return[4]	3.20%	3.89%	3.18%	0.60%	0.16%
Ratios to Average Net Assets:
Net expenses[5]	0.25%[6]	0.25%	0.15%	0.05%	0.05%[6]
Net investment income	3.12%[6]	3.71%	3.07%	0.91%	0.28%[6]
Expense waiver/reimbursement[7]	0.18%[6]	0.20%	0.30%	0.56%	2.06%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$355,367	$239,399	$175,326	$130,017	$10,247
Portfolio turnover[8]	60%	39%	72%	32%	0%

1	Reflects operations for the period from February 3, 2021 (commencement of operations) to August 31, 2021.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
August 31, 2025

Assets:
Investment in securities, at value (identified cost $467,939,237)	$468,289,860
Cash	9,807
Income receivable	2,810,122
Receivable for shares sold	526,400
Total Assets	471,636,189
Liabilities:
Payable for investments purchased	2,816,756
Payable for shares redeemed	213,932
Income distribution payable	3,626
Payable for investment adviser fee (Note 5)	2,850
Payable for administrative fee (Note 5)	2,967
Payable for distribution services fee (Note 5)	14,596
Accrued expenses (Note 5)	126,216
Total Liabilities	3,180,943
Net assets for 46,810,507 shares outstanding	$468,455,246
Net Assets Consist of:
Paid-in capital	$468,058,921
Total distributable earnings (loss)	396,325
Net Assets	$468,455,246
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
$113,088,691 ÷ 11,301,347 shares outstanding, no par value, unlimited shares authorized	$10.01
Institutional Shares:
$355,366,555 ÷ 35,509,160 shares outstanding, no par value, unlimited shares authorized	$10.01
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended August 31, 2025

Investment Income:
Interest	$11,135,580
Expenses:
Investment adviser fee (Note 5)	831,494
Administrative fee (Note 5)	260,136
Custodian fees	13,996
Transfer agent fees	21,882
Directors’/Trustees’ fees (Note 5)	2,170
Auditing fees	32,896
Legal fees	12,650
Portfolio accounting fees	103,729
Distribution services fee (Note 5)	70,016
Share registration costs	105,812
Printing and postage	31,670
Miscellaneous (Note 5)	23,387
TOTAL EXPENSES	1,509,838
Waiver of investment adviser fee (Note 5)	(592,030)
Net expenses	917,808
Net investment income	10,217,772
Net change in unrealized appreciation of investments	201,441
Change in net assets resulting from operations	$10,419,213
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended August 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,217,772	$7,687,219
Net realized gain (loss)	—	4,849
Net change in unrealized appreciation/depreciation	201,441	169,738
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,419,213	7,861,806
Distributions to Shareholders:
Class A Shares[1]	(1,294,645)	—
Institutional Shares	(8,924,873)	(7,677,796)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,219,518)	(7,677,796)
Share Transactions:
Proceeds from sale of shares	404,909,186	230,696,759
Net asset value of shares issued to shareholders in payment of distributions declared	10,149,997	7,577,138
Cost of shares redeemed	(186,202,492)	(174,384,730)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	228,856,691	63,889,167
Change in net assets	229,056,386	64,073,177
Net Assets:
Beginning of period	239,398,860	175,325,683
End of period	$468,455,246	$239,398,860

1	Reflects operations for the period from October 29, 2024 (commencement of operations) to August 31, 2025.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
August 31, 2025
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Hermes Conservative Municipal Microshort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. The investment objective of the Fund is to provide current income consistent with preservation of capital with an emphasis on maintaining liquidity on a tax-exempt basis.
The Fund’s Class A Shares commenced operations on October 29, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $592,030 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended August 31, 2025, the Fund’s Class A Shares did not incur other service fees. The Fund’s Class A Shares will not incur and pay such fees until such time as approved by the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 8/31/2025[1]		Year Ended 8/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	14,863,963	$148,635,838	—	$—
Shares issued to shareholders in payment of distributions declared	129,395	1,294,203	—	—
Shares redeemed	(3,692,011)	(36,929,640)	—	—
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	11,301,347	$113,000,401	—	$—
Annual Financial Statements and Additional Information

	Year Ended 8/31/2025		Year Ended 8/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	25,626,509	$256,273,348	23,067,412	$230,696,759
Shares issued to shareholders in payment of distributions declared	885,214	8,855,794	757,573	7,577,138
Shares redeemed	(14,922,999)	(149,272,852)	(17,435,855)	(174,384,730)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	11,588,724	$115,856,290	6,389,130	$63,889,167
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	22,890,071	$228,856,691	6,389,130	$63,889,167

1	Reflects operations for the period from October 29, 2024 (commencement of operations) to August 31, 2025.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2025 and 2024, was as follows:
	2025	2024
Tax-exempt income	$10,217,326	$7,677,796
Ordinary income[1]	$2,192	$—

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of August 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$45,702
Net unrealized appreciation	$350,623
TOTAL	$396,325
At August 31, 2025, the cost of investments for federal tax purposes was $467,939,237. The net unrealized appreciation of investments for federal tax purposes was $350,623. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $353,100 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,477.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended August 31, 2025, the Adviser voluntarily waived $592,030 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets annually, to compensate FSC. The Fund’s Class A Shares will not incur and pay a fee in excess of 0.15% until such time as approved by the Trustees.
Annual Financial Statements and Additional Information

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class A Shares	$70,016
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended August 31, 2025, FSC did not retain any fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.40% and 0.25%, respectively, (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) November 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Interfund Transactions
During the year ended August 31, 2025, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $55,860,000 and $125,305,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2025, were as follows:
Purchases	$103,656,720
Sales	$46,058,582
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of August 31, 2025, the Fund had no outstanding loans. During the year ended August 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2025, there were no outstanding loans. During the year ended August 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its
Annual Financial Statements and Additional Information

performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended August 31, 2025, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES ADVISER SERIES AND SHAREHOLDERS OF FEDERATED HERMES CONSERVATIVE MUNICIPAL MICROSHORT FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Conservative Municipal Microshort Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Adviser Series (the “Trust”)), including the portfolio of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from February 3, 2021 (commencement of operations) through August 31, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Adviser Series) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and the period from February 3, 2021 (commencement of operations) through August 31, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
October 23, 2025
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Conservative Municipal Microshort Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for both the one-year and three-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Financial Statements and Additional Information

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Annual Financial Statements and Additional Information

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Conservative Municipal Microshort Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A465
CUSIP 31423A457
Q455161 (10/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Conservative Microshort Fund: Not Applicable.

Federated Hermes Conservative Municipal Microshort Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Conservative Microshort Fund: Not Applicable.

Federated Hermes Conservative Municipal Microshort Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Conservative Microshort Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Conservative Municipal Microshort Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Conservative Microshort Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Conservative Municipal Microshort Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Adviser Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  October 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 23, 2025